Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2022	2021
	$m	$m
Guarantees and contingent liabilities:
– financial guarantees	17,586	27,795
– performance and other guarantees	84,103	85,534
– other contingent liabilities	816	858
At the end of the period	102,505	114,187
Commitments:[1]
– documentary credits and short-term trade-related transactions	9,972	8,827
– forward asset purchases and forward deposits placed	76,144	47,184
– standby facilities, credit lines and other commitments to lend	740,313	759,463
At the end of the period	826,429	815,474
1    Includes $633,091m of commitments at 30 June 2022 (31 December 2021: $627,637m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.